Subsequent events (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Summary of Principal Maturity Schedule
The following table summarizes the principal maturity schedule for our long-term debt outstanding as of March 30, 2022:

	2022	2023	2024	2025	2026	Thereafter
New ABL Credit Facility	$—	$—	$—	$—	$—	$70,706
New Term Loan Credit Facility	16,875	22,500	22,500	388,125	—	—
First Financial loan	11,627	15,890	—	—	—	—
Equify Bridge Loan	—	—	—	—	—	45,800
Backstop Note	—	—	—	—	—	22,000
Closing Date Note	—	—	—	—	—	22,000
Other indebtedness	136	173	152	101	75	386
Total	$28,638	$38,563	$22,652	$388,226	$75	$160,892

F T S International Inc [Member]
Subsequent Event [Line Items]
Summary of Preliminary Allocation of Purchase Price
The following table summarizes the preliminary allocation of the purchase price:

(In thousands)
Assets acquired:
Cash and cash equivalents	$53,771
Accounts receivable	89,268
Prepaid expense and other assets	4,037
Inventories	42,344
Property, plant and equipment	307,113
Operating lease ROU asset	2,748
Intangible assets	1,239
Other assets	1,583

Total assets acquired	502,103

Liabilities assumed:
Accounts payable	62,985
Accrued expenses	19,308
Operating lease liability current	1,235
Current portion of debt	10,136
Other current liabilities	309
Operating lease liability non-current	1,512
Other non-current liabilities	928

Total liabilities assumed	96,413

Net assets acquired	$405,690

The Company has performed a preliminary valuation analysis of the fair market value of FTSI’s assets and liabilities. The following table summarizes the allocation of the preliminary purchase price as of December 31, 2021 (in thousands):

Assets acquired:
Cash and cash equivalents	$85,149
Accounts receivable	67,303
Prepaid expense and other assets	4,238
Inventories	38,540
Property, plant and equipment	284,108
Goodwill and intangible assets	36,500
Other assets	1,473

Total assets acquired	517,311

Liabilities assumed:
Accounts payable	70,591
Accrued expenses	37,932
Other current liabilities	309
Other non-current liabilities	979

Total liabilities assumed	109,811

Net assets acquired	$407,500

The final purchase price allocation will be determined when the Company has completed the detailed valuations and necessary calculations. The final allocation could differ materially from the preliminary allocation used in the pro forma adjustments. The final allocation may include (i) changes in the fair value of property, plant and equipment, (ii) changes to intangible assets and goodwill and (iii) other changes to assets and liabilities.